Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	9. Commitments and contingencies Operating Lease As of the date of this report, the Company has no property under an operating lease.